Summary of significant accounting policies (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 Customer	Sep. 30, 2011 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Summary of Significant Accounting Policies (Textual)
Bad Debt Provision Percentage			40.00%
Percentage of a ccounts receivable derived from hospitals, community service centers and clinics			75.00%
Percentage of accounts receivable due between half and one year	40.00%		40.00%
Percentage of accounts receivable due over one year	100.00%		100.00%
Provisions for excess or obsolete inventory
Goodwill impairment loss			37,355
Chinese value-added tax rate of the gross sales price	17.00%
Weighted average borrowing rate			7.73%	5.81%
Shipping and handling costs			$ 842,878	$ 679,185
Number of customers accounted for 10% or more of the Company’s consolidated sales	0	0	0	0
Number of customers constituted 10% or more of the Company’s accounts receivable	0	0	0	0
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Period for land use rights	40 years		40 years
Customers credit ranging period			1 month
Customers credit period granted by company			1 month
Extended Customers Credit Period			3 months
Receivables Period			6 months
Period of extended unsecured credit to customers			3 months
Goodwill and other intangible assets estimated useful lives			1 year
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Period for land use rights	70 years		70 years
Customers credit ranging period			6 months
Customers credit period granted by company			3 months
Extended Customers Credit Period			6 months
Receivables Period			1 year
Period of extended unsecured credit to customers			6 months
Goodwill and other intangible assets estimated useful lives			10 years